Note 18 - Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	Hierarchy	June 30,	December 31,
Liabilities:	Level	2020	2019
Other liabilities, current
Accrued compensation for phantom shares	3	$—	$1,590
Other liabilities, non-current
Warrant liability - Note 12	3	$18	$18

The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured at fair value on a recurring basis (in thousands).

		December 31,
	Hierarchy Level	2019	2018
Liabilities
Accrued compensation for phantom shares	3	$1,590	$884
Derivative instruments:
Warrant liability – Note 11	2	$18	$18